Commitments and Contingencies - Summary Of Future minimum payments for contractual commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Purchase Obligation, Fiscal Year Maturity [Abstract]
2022	$ 52,599
2023	62,780
2024	62,430
2025	63,958
2026	27,083
Thereafter	0
Total	$ 268,850